Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 287,216	$ 293,460
Lease liabilities	280,869	288,307	$ 262,383
Less than one year [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	178,510	215,005
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	108,706	78,455
Later than two years and not later than five years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	0	0
More than 5 Years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 0	$ 0